Citigroup Mortgage Loan Trust 2024-RP2 ABS-15G

Exhibit 99.1 - Schedule 7(b)

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	556	46.45%
Delinquency, No Missing Data	572	47.79%
No Delinquency, At Least One Month Missing	36	3.01%
Delinquency, At Least One Month Missing	33	2.76%
Total	1197	100.00%